Sale Of Management & Consolidation/Deconsolidation of Navios Containers - Discontinued Operations (Table) (Details) - USD ($) $ in Thousands	1 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Aug. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations And Disposal Groups [Abstract]
Revenue	$ 12,053	$ 89,925
Time charter, voyage and port terminal expenses	(546)	(3,976)
Direct vessel expenses	(5,282)	(44,088)
General and administrative expenses	(873)	(6,706)
Depreciation and amortization	(3,060)	(22,858)
Interest expense and finance cost	(1,204)	(10,519)
Other expense, net	(336)	(5,896)
Net (loss)/income from discontinued operations	752	(4,118)
Less: Net loss/(income) attributable to the noncontrolling interest	(725)	3,968
Net (loss)/income attributable to Navios Holdings common stockholders	$ 27	$ (150)	$ (4,118)	$ 752	$ 0